Income Taxes (Details) - Schedule of Deferred Income Taxes Reflect the Net Tax Effects ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Deferred Income Taxes Reflect the Net Tax Effects [Abstract]
Intra-group transaction	¥ 32,051	$ 4,514	¥ 35,151
Total deferred tax assets	32,051	4,514	35,151
Less: valuation allowance	(32,051)	(4,514)	(35,151)
Deferred tax assets, net